Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income
Loss before taxes on income, as reported in the statement of operations	$ (11,747)	$ (5,312)	$ (8,920)
Loss before taxes on income, as reported in the statement of operations, percentage	100.00%	100.00%	100.00%
Theoretical tax saving on this profit or loss	$ (2,702)	$ (1,275)	$ (2,230)
Theoretical tax saving on this profit or loss, percentage	(23.00%)	(24.00%)	(25.00%)
Increase in taxes resulting from permanent differences - non-deductible expenses	$ 524	$ 83	$ 1,261
Increase in taxes resulting from permanent differences - non-deductible expenses, percentage	4.50%	1.60%	14.10%
Increase in taxes resulting from tax losses in the reported year for which deferred taxes were not recognized	$ 2,184	$ 1,193	$ 971
Increase in taxes resulting from tax losses in the reported year for which deferred taxes were not recognized, percentage	18.60%	22.50%	109.00%
Tax expenses	$ 6	$ 1	$ 2
Tax expenses, percentage	0.05%	0.02%	0.02%